ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Automated Government Cash Reserves for the 12-month period ended April 30, 1999. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00. 1 It invests exclusively in a portfolio of securities issued or guaranteed by the U.S. government or its agencies.

During the 12-month reporting period, dividends paid to shareholders totaled $37.1 million, or $0.05 per share. At the end of the 12-month reporting period, fund assets totaled $773.9 million.

Thank you for participating in the daily income opportunities of Automated Government Cash Reserves as a high-quality cash investment. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Automated Government Cash Reserves is rated AAAm by Standard & Poor's Corporation 1 and Aaa by Moody's Investors Service, Inc.,2 the highest ratings given to money market funds. The fund invests only in U.S. Treasury and U.S. Government agency obligations, including issues of the Student Loan Marketing Association, the Federal Farm Credit Bank System, the Federal Home Loan Bank System, and the Tennessee Valley Authority. Typically, Automated Government Cash Reserves maintains a small Treasury security position for liquidity purposes. The fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes.

Early in the reporting period, economic fundamentals were the driving factor behind movements in short-term rates. Economic growth was robust, and inflationary pressures were non-existent. Also, economic uncertainty in Asia began to drag on the U.S. economy in the second quarter. This environment lent comfort to investors that economic growth would moderate and that the Federal Reserve (the "Fed") would remain on the sidelines for the immediate future. By the third quarter, however, market sentiment shifted dramatically. Uncertainty in many of the world's economies led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve and to downside vulnerability in the U.S. equity market. Economic trouble spots spread from the Asian nations to Russia, and then to Latin America. What had been originally perceived as a modest drag on fundamental U.S. economic conditions became an overpowering influence on the capital markets. Although economic fundamentals still remained fairly positive in this environment, fear dominated market sentiment over this period.

Confronted with economic crises overseas and a significant liquidity crisis worldwide, investors' monetary policy expectations changed dramatically. The Fed adopted a tightening bias in March of 1998. However, by August, the Fed removed this bias and market participants began to expect an easing of monetary policy. In fact, at the September 29 Federal Open Market Committee meeting, the Fed voted to ease monetary policy by 25 basis points. The move was widely viewed as rather modest and did little to ease the tenuous situation in international markets or the lack of liquidity in domestic fixed income markets. On October 15, in an intermeeting decision that surprised many market participants, the Fed reduced the fed funds target rate by another 25 basis points to 5.00%. They also voted to reduce the discount rate from 5.00% to 4.75%. Risk aversion and the lack of liquidity in the credit markets subsided significantly following this rate cut. Stock prices subsequently climbed to record levels. Finally, in mid-November, the Fed voted once again to reduce both the fed funds target rate and the discount rate by 25 basis points. The final rate cut was a reflection of the concern that remained over the international situation and served as an insurance policy against potential crises in the future. Markets clearly stabilized in the final weeks of 1998 and into 1999 and the target rate remained unchanged at 4.75% as of April 30, 1999.

1 This rating is obtained after Standard & Poor evaluates a number of factors, including credit quality, market price exposure and management. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Services, Inc., are judged to be of an investment quality similar to Aaa- rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Attention returned to domestic economic fundamentals in the initial weeks of 1999. Fundamentals were characterized by continued economic growth coupled with little or no signs of inflation. Market participants anticipated that the global slowdown and widening U.S. trade deficit would slow economic growth as 1999 began. However, driven by robust consumer spending and a strong housing market, GDP expanded by a solid 4.10% in the first quarter of 1999. This followed growth of 3.70% and 6.00% in the third and fourth quarters of 1998. Inflation remained remarkably benign over the same period. Consumer prices grew by just 1.00% to 2.00% over the reporting period and producer prices were essentially flat. By the end of the reporting period, concerns over fragile global economies and markets that began the period were supplanted by growing fears that the Fed may need to raise rates in the face of robust growth.

Rate movements on short-term Treasury securities reflected the turmoil and shifts in monetary policy over the reporting period. The yield on the three-month Treasury Bill began the period at 5.00% and traded around this level until September. As instability developed in the international markets and investors shunned credit-sensitive securities in favor of U.S. Treasury securities, the yield on the three-month bill plummeted to 3.62% on October 16, 1998. In response to the Fed moves and a return to some semblance of calm in the international and credit-sensitive markets, the yield quickly rebounded to the 4.50% area by November. Generally, the three-month bill traded between 4.40% and 4.70% from mid-November until the end of the reporting period on April 30, 1999.

Although yields on short-term government agency securities also reflected the market turmoil and changing monetary policy, these securities were less influenced by technical supply factors and were more reflective of overall market expectations. For example, the three-month agency discount note began the period at the 5.45% level. By October 16, the yield on this security had plummeted to 4.75%. This 70 basis point contraction compares to the 138 basis point yield contraction on the three-month Treasury bill. Similar to U.S. Treasury securities, the yield on the three-month agency discount note rebounded to the 4.90% to 5.00% area through November and December. As markets stabilized in the initial weeks of 1999, agency securities remained well-bid. The three-month agency discount note traded in the 4.70% to 4.80% range through the end of the reporting period in April 1999.

The fund began the reporting period with an average maturity target range of 35 to 45 days. As markets stabilized in the first quarter of 1999, the target range was extended to 40 to 50 days. The actual average maturity of the fund varied within this target range, based on relative value opportunities in the agency markets. Agency securities were the dominant investment throughout the reporting period as the Treasury market remained expensive. Also, short-term agency securities with maturities between one and three months were the preferred investment, particularly in the second half of the reporting period, relative to overnight agency discount notes. On April 30, 1999, 29% of the fund was invested in U.S. Government agency floating rate notes, including a position in a Student Loan Marketing Association master note. The master note helped to provide liquidity for the fund. This floating rate position was combined with short-term agency discount notes to comprise the short end of the fund's barbell structure. The fund combined this short position with agency securities of longer maturities, typically six to twelve months.

The fund most likely will continue to remain in its neutral, 40 to 50 day average maturity range as the economic backdrop continues to show mixed signals of robust economic growth and subdued inflationary pressures. Changing economic and market developments are continuously monitored, and performance was maximized through on-going relative value analysis, to best serve clients attracted to the short-term U.S. Government market.

Portfolio of Investments

APRIL 30, 1999



PRINCIPAL

AMOUNT                                            VALUE

                    GOVERNMENT AGENCIES-99.9%

  $  97,719,000   1 Federal Farm Credit System
                    Discount Notes, 4.650% -
                    5.280%,

                    5/3/1999 - 8/27/1999            $  97,091,039
     38,000,000   2 Federal Farm Credit System
                    Floating Rate Notes,
                    4.717% - 4.780%,

                    5/24/1999 - 6/1/1999               37,996,089
     14,000,000     Federal Farm Credit System
                    Notes, 5.000% - 5.550%,

                    6/1/1999 - 4/3/2000                13,999,140
    336,225,000   1 Federal Home Loan Bank
                    System Discount Notes,
                    4.653% - 4.900%,

                    5/3/1999 - 8/11/1999              334,536,062
    119,000,000   2 Federal Home Loan Bank
                    System Floating Rate
                    Notes, 4.757% - 4.910%,

                    5/3/1999 - 6/1/1999               118,979,829
     35,900,000     Federal Home Loan Bank
                    System Notes, 4.790% -
                    5.705%, 5/5/1999 -

                    4/28/2000                          35,885,895

     48,000,000   2 Student Loan Marketing
                    Association Floating Rate
                    Notes, 4.763% - 5.107%,

                    5/3/1999 - 5/4/1999                47,989,973
     16,800,000  2  Student Loan Marketing
                    Association Floating Rate
                    Master Note, 4.757%,

                    5/4/1999                           16,800,000

     16,500,000     Student Loan Marketing
                    Association Notes, 4.930%
                    - 5.890%, 8/11/1999 -

                    2/8/2000                           16,531,485

     53,000,000   1 Tennessee Valley Authority
                    Discount Notes, 4.640% -

                    4.690%,

                    5/5/1999 - 5/18/1999               52,937,476
                    TOTAL INVESTMENTS (AT
                    AMORTIZED COST) 3               $ 772,746,988


1 Discount rate at time of purchase.

2 Floating rate note with current rate and next reset date shown.

3 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($773,909,693) at April 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                                  $ 772,746,988
Cash                                                1,165,547
Income receivable                                   2,340,856
Receivable for shares sold                              4,961
TOTAL ASSETS                                      776,258,352
LIABILITIES:

Payable for shares

redeemed                        $   163,049
Income distribution
payable                           1,983,651
Accrued expenses                    201,959
TOTAL LIABILITIES                                   2,348,659
Net assets for 773,909,693
shares outstanding                              $ 773,909,693
NET ASSET VALUE, OFFERING
PRICE AND REDEMPTION
PROCEEDS PER SHARE:
$773,909,693 / 773,909,693

shares outstanding                                      $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 1999



INVESTMENT INCOME:
Interest                                          $ 41,859,019
EXPENSES:

Investment advisory fee        $  3,993,987
Administrative personnel
and services fee                    602,293
Custodian fees                       42,930
Transfer and dividend
disbursing agent fees and
expenses                             46,803
Directors'/Trustees' fees             9,772
Auditing fees                        13,136
Legal fees                            5,539
Portfolio accounting fees           113,282
Shareholder services fee          1,996,993
Share registration costs             44,893
Printing and postage                  9,522
Insurance premiums                    3,503
Miscellaneous                         7,199
TOTAL EXPENSES                    6,889,852
WAIVER:
Waiver of investment
advisory fee                     (2,141,800)
Net expenses                                         4,748,052
Net investment income                             $ 37,110,967


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED APRIL 30               1999                   1998
INCREASE (DECREASE) IN NET

ASSETS
OPERATIONS:

Net investment income           $     37,110,967       $     32,248,285
CHANGES IN NET ASSETS

RESULTING FROM OPERATIONS             37,110,967             32,248,285
DISTRIBUTIONS TO
SHAREHOLDERS:

Distributions from net

investment income                    (37,110,967)           (32,248,285)
CHANGES IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                      (37,110,967)           (32,248,285)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                             3,335,196,980          2,683,714,972
Net asset value of shares
issued to shareholders in
payment of
distributions declared                 9,242,946              7,455,465
Cost of shares redeemed           (3,232,730,282)        (2,692,041,423)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                         111,709,644               (870,986)
Change in net assets                 111,709,644               (870,986)
NET ASSETS:

Beginning of period                  662,200,049            663,071,035
End of period                   $    773,909,693       $    662,200,049


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED APRIL 30                        1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00

INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.05         0.05         0.05         0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.05)       (0.05)       (0.05)       (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.75%        5.08%        4.90%        5.24%        4.68%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.59%        0.60%        0.59%        0.58%        0.58%
Net investment income                          4.65%        4.96%        4.80%        5.12%        4.70%
Expenses 2                                     0.86%        0.87%        0.88%        0.88%        0.90%
Net investment income 2                        4.38%        4.69%        4.51%        4.82%        4.38%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $773,910     $662,200     $663,071     $603,136     $603,849


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers would not have occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Government Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $773,909,693.

Transactions in shares were as follows:



YEAR ENDED APRIL 30           1999               1998
Shares sold                    3,335,196,980      2,683,714,972
Shares issued to
shareholders in payment of
distributions declared             9,242,946          7,455,465
Shares redeemed               (3,232,730,282)    (2,692,041,423)

NET CHANGE RESULTING FROM

SHARE TRANSACTIONS               111,709,644           (870,986)


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

FEDERATED GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Government Cash Reserves (one of the portfolios constituting Federated Government Trust) as of April 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for the each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Government Cash Reserves, a portfolio of Federated Government Trust, at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Ernst & Young LLP

Boston, Massachusetts

June 8, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

GLEN R. JOHNSON

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

MATTHEW S. HARDIN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Automated Government Cash Reserves

ANNUAL REPORT TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Automated Government Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314186107

G00773-01 (6/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Annual Report to Shareholders for Automated Treasury Cash Reserves for the 12-month period ended April 30, 1999. The report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 1-all through a portfolio of U.S. Treasury obligations.

During the 12-month reporting period, dividends paid to shareholders totaled $14 million, or $0.04 per share. At the end of the 12-month reporting period, net assets totaled $254.7 million.

Thank you for participating in the daily income opportunities of Automated Treasury Cash Reserves. Your questions, comments or suggestions are always welcome.

Sincerely,

[Graphic]

Glen R. Johnson

President

June 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

Automated Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Corporation 1 and Aaa by Moody's Investors Service, Inc.,2 is invested only in U.S. Treasury Securities. The Fund does not invest in repurchase agreements, and is managed to provide distributions which may be exempt from state and local taxes, and liquidity is maintained through a laddered position of short-term Treasury securities.

The annual reporting period was characterized by dramatic shifts in market sentiment and expectations regarding the path of monetary policy. In May 1998, economic fundamentals were the driving factor behind movements in short-term interest rates. Economic growth was strong, and market participants were convinced that the Federal Reserve (the "Fed") would remain on the sidelines. The economic crises in Asia began to drag on the U.S. economy, particularly in the manufacturing sector. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter, however, uncertainty in the world economies introduced vulnerability into the domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis now became an overpowering influence on the market and expectations regarding future U.S. growth. Although the Fed had adopted a tightening bias in March, by August it had removed this bias, and by late September had taken what was to be the first of three 25 basis point monetary policy easings in an attempt to calm the financial markets and relieve the credit and liquidity constraints that were evident. While this first move had little effect on lessening investors fears, the subsequent steps-an intermeeting move in mid-October and another in mid-November -brought the fed funds target down to its current 4.75% level and had the desired result.

In the midst of this turmoil, however, seemingly relentless consumer demand continued to propel the economy along. After posting a torrid 6.00% pace of growth in the fourth quarter of 1998, the economy entered the new year with considerable strength. Although growth in the first quarter slowed modestly to around 4.00%, this pace still was well above what has traditionally been viewed as being the non-inflationary potential of the economy. Nonetheless, signs of inflation remained remarkably absent. By the end of the reporting period, however, lingering concern over the health of the global economies had been replaced by apprehension that the Fed might be forced to tighten monetary policy in order to ward off future inflationary pressures.

1 This rating is obtained after Standard & Poor evaluates a number of factors, including credit quality, market price exposure and management. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Services, Inc., are judged to be of an investment quality similiar to Aaa- rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risk..

Movements in short-term interest rates reflected the shifting sentiment over the reporting period. The yield on the three-month Treasury bill traded between 5.00% and 5.20% from May 1998 to mid-August. It then plummeted to 3.60% at the peak of the liquidity crisis in mid-October, as investors seeking a safe haven flooded the U.S. Treasury market. As the easing steps taken by the Fed calmed the waters, the yield on this security rebounded to trade around 4.45% at the beginning of 1999. The movements in interest rates for very short-term Treasury securities were also influenced by technical factors over the period. The Treasury Department's use of short-term cash management bills to meet temporary shortfalls in the Treasury's cash balances introduced additional volatility into this segment of the Treasury market. This was particularly evident in the first quarter of 1999, when the Treasury issued over $100 billion of cash management bills to provide interim financing until tax receipts were collected in April. As a result of this influx in supply, the three-month T-Bill rose to almost 4.70% in late February, and then declined to close the period at 4.50% when these securities matured.

The fund's average maturity generally moved between 45 and 55 days over the reporting period, varying with the shifts in sentiment and in Treasury supply. We favored Treasury notes to Treasury bills over the period due to the expensive nature of this market. The fund maximized performance through ongoing relative value analysis, and actively traded the portfolio holdings to achieve that goal.

Portfolio of Investments

APRIL 30, 1999



PRINCIPAL

AMOUNT                                                              VALUE

                 U.S. TREASURY OBLIGATIONS-98.2%
               1 U.S. TREASURY BILLS-17.9%

  $ 18,000,000   4.200% - 4.380%, 6/24/1999                  $  17,884,335
     5,000,000   4.250%, 5/20/1999                               4,988,785
    11,000,000   4.355%, 7/22/1999                              10,890,883
    12,000,000   4.385%, 6/3/1999                               11,951,765
                 TOTAL                                          45,715,768
                 U.S. TREASURY NOTES-80.3%

    38,000,000   5.875% - 6.875%, 7/31/1999                     38,124,662
    12,000,000   5.875% - 6.875%, 8/31/1999                     12,068,665
    15,000,000   6.000%, 6/30/1999                              15,037,109
    15,000,000   6.000%, 8/15/1999                              15,057,085
    56,000,000   6.250% - 6.750%, 5/31/1999                     56,074,072
    63,000,000   6.375% - 9.125%, 5/15/1999                     63,043,283
     5,000,000   7.125%, 9/30/1999                               5,050,716
                 TOTAL                                         204,455,592
                 TOTAL INVESTMENTS (AT AMORTIZED COST) 2     $ 250,171,360


1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($254,666,030) at April 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999



ASSETS:
Total investments in
securities, at amortized
cost and value                              $ 250,171,360
Cash                                              459,174
Income receivable                               4,587,394
Receivable for shares sold                         67,601
TOTAL ASSETS                                  255,285,529
LIABILITIES:

Payable for shares

redeemed                      $   5,619
Income distribution
payable                         552,459
Accrued expenses                 61,421
TOTAL LIABILITIES                                 619,499

Net assets for
254,666,030 shares

outstanding                                 $ 254,666,030
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE:

$254,666,030 /

254,666,030 shares

outstanding                                         $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED APRIL 30, 1999



INVESTMENT INCOME:
Interest                                                         $ 15,978,775

EXPENSES:

Investment advisory fee                        $ 1,619,787
Administrative personnel
and services fee                                   244,264
Custodian fees                                      22,971
Transfer and dividend
disbursing agent fees
and expenses                                        26,805
Directors'/Trustees'

fees                                                 7,278
Auditing fees                                       13,296
Legal fees                                           3,636
Portfolio accounting
fees                                                78,736
Shareholder services fee                           809,893
Share registration costs                            22,327
Printing and postage                                 8,990
Insurance premiums                                   2,426
Miscellaneous                                        8,470
TOTAL EXPENSES                                   2,868,879
WAIVERS:

Waiver of investment

advisory fee                  $  (860,344)
Waiver of shareholder

services fee                      (97,187)
TOTAL WAIVERS                                     (957,531)
Net expenses                                                        1,911,348
Net investment income                                            $ 14,067,427


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets



YEAR ENDED APRIL 30                        1999                 1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $     14,067,427       $   13,779,256
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                           14,067,427           13,779,256
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net

investment income                   (14,067,427)         (13,779,256)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                     (14,067,427)         (13,779,256)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            1,122,662,472          960,937,612
Net asset value of shares
issued to shareholders
in payment of
distributions declared                4,679,834            3,712,096
Cost of shares redeemed          (1,202,582,539)        (924,269,512)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        (75,240,233)          40,380,196
Change in net assets                (75,240,233)          40,380,196
NET ASSETS:

Beginning of period                 329,906,263          289,526,067
End of period                  $    254,666,030       $  329,906,263


See Notes which are an integral part of the Financial Statements

Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



YEAR ENDED APRIL 30                            1999         1998         1997         1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.05         0.05         0.04
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.05)       (0.05)       (0.04)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                 4.40%        4.81%        4.71%        5.04%        4.37%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.59%        0.59%        0.57%        0.57%        0.56%
Net investment income                          4.34%        4.70%        4.63%        4.92%        4.29%
Expenses 2                                     0.89%        0.89%        0.91%        0.94%        0.88%
Net investment income 2                        4.04%        4.40%        4.29%        4.55%        3.91%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $254,666     $329,906     $289,526     $260,688     $167,508


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntarily waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Automated Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). At April 30, 1999, capital paid-in aggregated $254,666,030.

Transactions in shares were as follows:



YEAR ENDED APRIL 30                  1999             1998
Shares sold                 1,122,662,472      960,937,612
Shares issued to
shareholders in payment
of distributions
declared                        4,679,834        3,712,096
Shares redeemed            (1,202,582,539)    (924,269,512)
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS       (75,240,233)      40,380,196


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly, Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF

FEDERATED GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Automated Treasury Cash Reserves (one of the portfolios constituting Federated Government Trust), as of April 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights each of the five years in the period then ended. These financial statement and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Treasury Cash Reserves, a portfolio of Federated Government Trust, at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]

Boston, Massachusetts

June 8, 1999

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

WILLIAM J. COPELAND

JAMES E. DOWD, ESQ.

LAWRENCE D. ELLIS, M.D.

EDWARD L. FLAHERTY, JR., ESQ.

GLEN R. JOHNSON

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR

MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

MATTHEW S. HARDIN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

Automated Treasury Cash Reserves

ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 Automated Treasury Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314186404

G00783-01 (6/99)

 [Graphic]

ANNUAL REPORT

President's Message

Dear Investor:

I am pleased to present the Annual Report to Shareholders for U.S. Treasury Cash Reserves for the 12-month period ending April 30, 1999. The Report begins with a brief commentary by the fund's portfolio manager on the short-term government market, followed by a complete list of the fund's investments and financial statements.

On behalf of investors, the fund pursues current income, a high level of liquidity, and a stable net asset value of $1.00 1-all through a portfolio consisting primarily of U.S. Treasury bills and notes.

During the 12-month reporting period, dividends paid to shareholders of Institutional Shares totaled $70.4 million, or $0.05 per share. Dividends paid to shareholders of Institutional Service Shares totaled $35.6 million, or $0.04 per share. Net assets reached $2.6 billion at the end of the 12-month reporting period.

Thank you for participating in the daily income opportunities of U.S. Treasury Cash Reserves. As always, we welcome your questions, comments or suggestions.

Sincerely,

[Graphic]

Glen R. Johnson
President
June 15, 1999

1 An investment in money market funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investment Review

U.S. Treasury Cash Reserves, which is rated AAAm by Standard & Poor's Corporation 1 and Aaa by Moody's Investors Service, Inc.,2 is invested only in direct issues of the U.S. Treasury. The fund was created to meet the needs of tax-sensitive investors in states that consider income from all repurchase agreements as taxable. Therefore, the fund's acceptable investments do not include repurchase agreements, and liquidity is maintained by including a laddered position of short-term Treasury securities.

The annual reporting period was characterized by dramatic shifts in market sentiment and expectations regarding the path of monetary policy. Early in the reporting period, in May 1998, economic fundamentals were still the driving factor behind movements in short-term interest rates. With economic growth still strong, market participants were convinced that the Federal Reserve Board (the "Fed") would remain on the sidelines. The economic crises in Asia began to drag on the U.S. economy - particularly in the manufacturing sector - over the second quarter. This slowdown lent comfort to investors that economic growth would not be so robust as to ignite inflationary pressures.

By the third quarter, however, uncertainty in the world economies introduced vulnerability into our domestic equity market, and led to a substantial flight-to-quality to U.S. Treasury securities across the yield curve. Economic trouble spread to include Russia and Latin America, and what had been perceived to have been a fairly modest drag on the U.S. economy as a result of the remote Asian crisis now became an overpowering influence on the market and expectations regarding future U.S. growth. Although the Fed had adopted a tightening bias in March, by August it had removed this bias, and by late September had taken what was to be the first of three 25 basis point monetary policy easings in an attempt to calm the financial markets and relieve the credit and liquidity constraints that were evident. While this first move had little effect on lessening investors fears, the subsequent steps - an intermeeting move in mid-October and another in mid-November - that brought the fed funds target down to its current 4.75% level had the desired result.

In the midst of this turmoil, however, seemingly relentless consumer demand continued to propel the economy along. After posting a torrid 6.00% pace of growth in the fourth quarter of 1998, the economy entered the new year with a considerable head of steam. Although growth in the first quarter slowed modestly to around 4.00%, this pace still was well above what has traditionally been viewed as being the non-inflationary potential. Signs of inflation remained remarkably absent. By the end of the reporting period, however, lingering concern over the health of the global economies had been replaced by apprehension that the Fed might be forced to tighten monetary policy in order to ward off inflationary pressures down the road.

1 This rating is obtained after Standard & Poor's evaluates a number of factors, including credit quality, market price exposure and management. Ratings are subject to change, and do not remove market risks.

2 Money market funds and bond funds rated Aaa by Moody's Investors Services, Inc., are judged to be of an investment quality similar to Aaa- rated fixed income obligations, that is, they are judged to be of the best quality. Ratings are subject to change, and do not remove market risks.

Movements in short-term interest rates reflected the shifting sentiment over the annual reporting period. The yield on the three-month Treasury bill traded between 5.00% and 5.20% from May 1998 to mid-August. It then plummeted to a low of 3.60% at the height of the liquidity crisis in mid- October, as investors seeking a safe haven flooded the U.S. treasury market. As the easing steps taken by the Fed calmed the waters, the yield on this security rebounded to trade around 4.45% at the beginning of 1999. The movements in interest rates for very short-term Treasury securities were also influenced by technical factors over the period. The Treasury Department's use of short-term cash management bills to meet temporary shortfalls in the Treasury's cash balances introduced additional volatility into this segment of the Treasury market. This was particularly evident in the first quarter of 1999, when the Treasury issued over $100 billion of cash management bills to provide interim financing until tax receipts were collected in April. As a result of this influx in supply, the three-month T-Bill rose to almost 4.70% in late February, and then declined to close the period at 4.50% when these securities matured.

The fund's average maturity generally moved between 45 and 55 days over the reporting period, varying with the shifts in sentiment and in Treasury supply. We favored Treasury notes to Treasury bills over the period due to the expensive nature of this market. The fund maximized performance through ongoing relative value analysis, and actively traded the portfolio holdings to achieve that goal.

Portfolio of Investments

APRIL 30, 1999

PRINCIPAL

AMOUNT                                                          VALUE

                  U.S. TREASURY OBLIGATIONS-98.5%
                  U.S. TREASURY BILLS-19.2% 1

  $   6,000,000    4.240%, 7/8/1999                           $     5,951,947
     50,000,000    4.245%, 7/15/1999                               49,557,814
     30,000,000    4.250%, 5/20/1999                               29,932,708
     80,000,000    4.340% - 4.380%, 6/24/1999                      79,478,000
    141,000,000    4.350% - 4.490%, 6/3/1999                      140,429,696
     40,000,000    4.355% - 4.390%, 5/6/1999                       39,975,718
     11,000,000    4.355%, 7/22/1999                               10,890,883
     65,000,000    4.375%, 7/29/1999                               64,296,962
     73,000,000    4.435% - 4.440%, 5/27/1999                      72,765,931
                  TOTAL                                           493,279,659
                  U.S. TREASURY NOTES-79.3%

    340,000,000    5.875% - 6.875%, 7/31/1999                     341,136,263
    141,000,000    5.875% - 6.875%, 8/31/1999                     141,690,490
    175,000,000    6.000%, 6/30/1999                              175,440,198
    133,000,000    6.000%, 8/15/1999                              133,493,336
    579,000,000    6.250% - 6.750%, 5/31/1999                     579,805,626
    617,000,000    6.375% - 9.125%, 5/15/1999                     617,424,932
     50,000,000    7.125%, 9/30/1999                               50,507,161
                  TOTAL                                         2,039,498,006
                  TOTAL INVESTMENTS (AT AMORTIZED COST) 2    $  2,532,777,665


1 Each issue shows the rate of discount at time of purchase.

2 Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($2,570,902,942) at April 30, 1999.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

APRIL 30, 1999


ASSETS:
Total investments in
securities, at amortized
cost and value                                $ 2,532,777,665
Cash                                                  632,433
Income receivable                                  45,970,558
Receivable for shares
sold                                                   11,297
TOTAL ASSETS                                    2,579,391,953
LIABILITIES:

Payable for shares

redeemed                      $     1,428
Income distribution
payable                         8,101,456
Accrued expenses                  386,127
TOTAL LIABILITIES                                   8,489,011

Net assets for
2,570,902,942 shares

outstanding                                   $ 2,570,902,942
NET ASSET VALUE,
OFFERING PRICE AND
REDEMPTION PROCEEDS PER

SHARE

INSTITUTIONAL SHARES:

$1,645,762,223 /

1,645,762,223 shares

outstanding                                             $1.00

INSTITUTIONAL SERVICE

SHARES:

$925,140,719 /

925,140,719 shares

outstanding                                             $1.00


See Notes which are an integral part of the Financial Statements

Statement of Operations
YEAR ENDED APRIL 30, 1999


INVESTMENT INCOME:
Interest                                                             $ 112,855,932
EXPENSES:

Investment advisory fee                          $   9,280,201
Administrative personnel
and services fee                                     1,749,318
Custodian fees                                         130,694
Transfer and dividend
disbursing agent fees
and expenses                                            65,449
Directors'/Trustees'

fees                                                    15,797
Auditing fees                                           13,355
Legal fees                                              10,458
Portfolio accounting
fees                                                   156,037
Shareholder services
fee-Institutional Shares                             3,780,424
Shareholder services
fee-Institutional
Service Shares                                       2,019,701
Share registration costs                               193,147
Printing and postage                                    26,323
Insurance premiums                                       6,961
Miscellaneous                                           17,125
TOTAL EXPENSES                                      17,464,990
WAIVERS:

Waiver of investment

advisory fee                  $ (6,922,681)
Waiver of shareholder
services fee-

Institutional Shares            (3,780,424)
TOTAL WAIVERS                                      (10,703,105)
Net expenses                                                             6,761,885
Net investment income                                                $ 106,094,047


See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets


YEAR ENDED APRIL 30              1999                   1998
INCREASE (DECREASE) IN
NET ASSETS

OPERATIONS:

Net investment income          $    106,094,047       $     89,271,752
CHANGE IN NET ASSETS
RESULTING FROM

OPERATIONS                          106,094,047             89,271,752
DISTRIBUTIONS TO

SHAREHOLDERS:

Distributions from net
investment income

Institutional Shares                (70,472,634)           (63,939,786)
Institutional Service
Shares                              (35,621,413)           (25,331,966)
CHANGE IN NET ASSETS
RESULTING FROM

DISTRIBUTIONS

TO SHAREHOLDERS                    (106,094,047)           (89,271,752)
SHARE TRANSACTIONS:
Proceeds from sale of
shares                            7,823,041,987          6,778,715,401
Net asset value of shares
issued to shareholders
in payment of
distributions declared               12,987,955              9,676,916
Cost of shares redeemed          (7,193,358,106)        (6,437,576,516)
CHANGE IN NET ASSETS
RESULTING FROM SHARE

TRANSACTIONS                        642,671,836            350,815,801
Change in net assets                642,671,836            350,815,801
NET ASSETS:

Beginning of period               1,928,231,106          1,577,415,305
End of period                  $  2,570,902,942       $  1,928,231,106


See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30                         1999            1998           1997           1996         1995
NET ASSET VALUE, BEGINNING OF PERIOD           $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                            0.05           0.05           0.05         0.05         0.05
LESS DISTRIBUTIONS:
Distributions from net investment income        (0.05)         (0.05)         (0.05)       (0.05)       (0.05)
NET ASSET VALUE, END OF PERIOD                 $ 1.00         $ 1.00         $ 1.00       $ 1.00       $ 1.00
TOTAL RETURN 1                                   4.79%          5.23%          5.10%        5.43%        4.75%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                         0.20%          0.20%          0.20%        0.20%        0.20%
Net investment income                            4.66%          5.11%          4.99%        5.29%        4.85%
Expenses 2                                       0.75%          0.76%          0.77%        0.79%        0.59%
Net investment income 2                          4.11%          4.55%          4.42%        4.70%        4.46%
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $1,645,762     $1,256,710     $1,131,071     $937,662     $609,233


1 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

2 During the period, certain fees were voluntary waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Institutional Service Shares

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


YEAR ENDED APRIL 30                          1999         1998          1997         1996         1995 1
NET ASSET VALUE, BEGINNING OF PERIOD         $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                          0.04         0.05         0.05         0.05        0.03
LESS DISTRIBUTIONS:
Distributions from net investment income      (0.04)       (0.05)       (0.05)       (0.05)      (0.03)
NET ASSET VALUE, END OF PERIOD               $ 1.00       $ 1.00       $ 1.00       $ 1.00      $ 1.00
TOTAL RETURN 2                                 4.53%        4.97%        4.84%        5.17%       2.60%

RATIOS TO AVERAGE NET ASSETS:

Expenses                                       0.45%        0.45%        0.45%        0.45%       0.45% 3
Net investment income                          4.41%        4.87%        4.73%        4.97%       5.33% 3
Expenses 4                                     0.75%        0.76%        0.77%        0.79%       0.84% 3
Net investment income 4                        4.11%        4.56%        4.41%        4.63%       4.94% 3
SUPPLEMENTAL DATA:

Net assets, end of period (000 omitted)    $925,141     $671,521     $446,344     $227,099     $60,508


1 Reflects operations for the period from December 15, 1994 (date of initial public investment) to April 30, 1995.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 During the period, certain fees were voluntary waived. If such voluntary waivers had not occurred, the ratios would have been as indicated.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

APRIL 30, 1999

ORGANIZATION

Federated Government Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of U.S. Treasury Cash Reserves (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal and liquidity. The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex- dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when- issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Board of Trustees (the "Trustees") to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At April 30, 1999, capital paid-in aggregated $2,570,902,942.

Transactions in shares were as follows:


YEAR ENDED APRIL 30               1999               1998
INSTITUTIONAL SHARES:
Shares sold                  4,865,315,994      4,809,364,236
Shares issued to
shareholders in payment
of distributions
declared                         4,130,324          4,011,041
Shares redeemed             (4,480,394,099)    (4,687,736,118)
NET CHANGE RESULTING
FROM INSTITUTIONAL SHARE

TRANSACTIONS                   389,052,219        125,639,159


YEAR ENDED APRIL 30              1999               1998
INSTITUTIONAL SERVICE
SHARES:

Shares sold                  2,957,725,993      1,969,351,165
Shares issued to
shareholders in payment
of distributions
declared                         8,857,631          5,665,875
Shares redeemed             (2,712,964,007)    (1,749,840,398)

NET CHANGE RESULTING
FROM INSTITUTIONAL

SERVICE SHARE

TRANSACTIONS                   253,619,617        225,176,642
NET CHANGE RESULTING

FROM SHARE TRANSACTIONS        642,671,836        350,815,801


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Investment Management Company (formerly Federated Management), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc. for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. For the period ended April 30, 1999, FSSC waived its fee for the Institutional Shares. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

YEAR 2000 (UNAUDITED)

Similar to other financial organizations, the Fund could be adversely affected if the computer systems used by the Fund's service providers do not properly process and calculate date-related information and data from and after January 1, 2000. The Fund's Adviser and administrator are taking measures that they believe are reasonably designed to address the Year 2000 issue with respect to computer systems that they use and to obtain reasonable assurances that comparable steps are being taken by each of the Fund's other service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FEDERATED GOVERNMENT TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of U.S. Treasury Cash Reserves (one of the portfolios constituting Federated Government Trust), as of April 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of U.S. Treasury Cash Reserves, a portfolio of Federated Government Trust, at April 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

[Graphic]
Ernst & Young LLP

Boston, Massachusetts
June 8, 1999

Trustees

JOHN F. DONAHUE
THOMAS G. BIGLEY
JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS
WILLIAM J. COPELAND
LAWRENCE D. ELLIS, M.D.
EDWARD L. FLAHERTY, JR., ESQ.

GLEN R. JOHNSON
PETER E. MADDEN

CHARLES F. MANSFIELD, JR.
JOHN E. MURRAY, JR., J.D., S.J.D.

WESLEY W. POSVAR
MARJORIE P. SMUTS

Officers

JOHN F. DONAHUE

Chairman

GLEN R. JOHNSON

President

J. CHRISTOPHER DONAHUE

Executive Vice President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

MATTHEW S. HARDIN

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the trust's/fund's prospectus which contains facts concerning its objective and policies, management fees, expenses, and other information.

 [Graphic]
 Federated

 World-Class Investment Manager

 ANNUAL REPORT

U.S. Treasury Cash Reserves

ANNUAL REPORT

TO SHAREHOLDERS

APRIL 30, 1999

 [Graphic]
 Federated

 U.S. Treasury Cash Reserves
 Federated Investors Funds
 5800 Corporate Drive
 Pittsburgh, PA 15237-7000

 1-800-341-7400

 WWW.FEDERATEDINVESTORS.COM

 Federated Securities Corp., Distributor

Cusip 314186503
Cusip 314186305
G00784-01 (6/99)

 [Graphic]